Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of right-of-use assets and lease liabilities

			Technical	Office
	Rights to		equipment	and other
In € thousand	buildings	Vehicles	and machinery	equipment	Total
January 1, 2019	7,076	3	—	22	7,101
Additions to right-of-use assets	1,961	89	503	46	2,599
Depreciation	(984)	(4)	(7)	(18)	(1,013)
December 31, 2019	8,053	88	496	50	8,687
Additions to right-of-use assets	3,757	20	—	8	3,785
Depreciation	(1,535)	(31)	(35)	(30)	(1,631)
Indexation impact	100	—	—	—	100
December 31, 2020	10,375	77	461	28	10,941

Schedule of lease related expense recognised in consolidated statement of operations and comprehensive income

In € thousand	Lease Liability
January 1, 2019	7,036
Additions	2,533
Interest	341
Payments	(1,195)
December 31, 2019	8,715
Additions	3,742
Interest	450
Payments	(1,889)
Indexation impact	100
December 31, 2020	11,118

Schedule of carrying amounts of lease liabilities and the movements

In € thousand	2020	2019
Depreciation of right of-use-assets	1,631	1,013
Interest expense on lease liabilities	450	341
Short-term lease expenses	108	138
Lease expenses for low-value assets	80	75
Total amount recognized in expense	2,269	1,567

Schedule of information about the composition of the lease payments

In € thousand	2020	2019
Fixed lease payments	154	37
Variable lease payments	1,735	1,158
Total amount of lease payments	1,889	1,195

Schedule of information on the total cash outflow from all leases

In € thousand	2020	2019
Principal paid	1,439	854
Interest paid	450	341
Short term and low value leases	188	213
Total amount paid	2,077	1,408